Payments, Details - 12 months ended Dec. 31, 2025 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 63,388	Fees	UNITED STATES	Municipality of Marmato	Guayabales	Minerals	Mining Industry	Open Pit	Yes	Alliance signed between Collective Mining, Comite de Cafeteros de Caldas and Municipality of Marmato / US$145k construction of sidewalk and water potabilization treatment, and US$63k ti support the growth of the coffee industry in the area.
#: 2
	$ 144,653	Infrastructure	UNITED STATES	Municipality of Marmato	Guayabales	Minerals	Mining Industry	Open Pit	Yes	Alliance signed between Collective Mining, Comite de Cafeteros de Caldas and Municipality of Marmato / US$145k construction of sidewalk and water potabilization treatment, and US$63k ti support the growth of the coffee industry in the area.